                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03428

                                   ----------

                           HIGH YIELD BOND TRUST
               (Exact name of registrant as specified in charter)

                                 One Cityplace,
                          Hartford, Connecticut, 06103
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:
          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
           260 Madison Avenue                             1666 K Street, N.W.
               10th Floor                                Washington, D.C. 20006
           New York, NY 10006

       Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited)
September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES+ -- 85.8%

AEROSPACE/DEFENSE  -- 1.0%
$        75,000          B    Argo-Tech Corp., 9.250% due 6/1/11                            $         79,875
        475,000          B-   BE Aerospace, Inc., Series B, 8.875% due 5/1/11                        501,125
        550,000          B+   Moog, Inc., 6.250% due 1/15/15                                         555,500
                                                                                            ----------------
                              TOTAL AEROSPACE/DEFENSE                                              1,136,500
                                                                                            ----------------
APPAREL  -- 1.0%
        825,000          B-   Levi Strauss & Co., 9.750% due 1/15/15                                 845,625
        275,000         BB-   Quiksilver, Inc., 6.875% due 4/15/15 (a)                               265,375
                                                                                            ----------------
                              TOTAL APPAREL                                                        1,111,000
                                                                                            ----------------
AUTO PARTS & EQUIPMENT  -- 0.1%
        125,000          D    Delphi Corp., 6.500% due 8/15/13 (b)                                    84,375
         57,012          B-   Dura Operating Corp., Series B, 8.625% due 4/15/12                      51,026
                                                                                            ----------------
                              TOTAL AUTO PARTS & EQUIPMENT                                           135,401
                                                                                            ----------------
AUTOMOTIVE  -- 2.7%
                              Ford Motor Co.:
      2,400,000         BB+      7.450% due 7/16/31                                                1,884,000
        275,000         BB+      8.900% due 1/15/32                                                  233,062
                              General Motors Corp.:
        175,000         BB-      8.250% due 7/15/23                                                  136,938
      1,050,000         BB-      8.375% due 7/15/33                                                  824,250
                                                                                            ----------------
                              TOTAL AUTOMOTIVE                                                     3,078,250
                                                                                            ----------------
BUILDING MATERIALS  -- 0.7%
                              Goodman Global Holding Co., Inc.:
        125,000          B-      6.410% due 12/15/05 (a) (c)                                         122,813
        290,000          B-      7.875% due 12/15/12 (a)                                             263,900
        275,000        CCC+   Nortek, Inc., 8.500% due 9/1/14                                        254,375
        225,000          B-   Ply Gem Industries, Inc., 9.000% due 2/15/12                           190,125
                                                                                            ----------------
                              TOTAL BUILDING MATERIALS                                               831,213
                                                                                            ----------------
BUSINESS SERVICES  -- 0.3%
        375,000          B-   Bear Creek Corp., 9.000% due 3/1/13 (a)                                390,000
                                                                                            ----------------
CHEMICALS  -- 5.7%
        163,000          B-   Crystal U.S. Holdings 3 LLC, Series B, 0.000 / 10.500% due
                               10/1/09 (d)                                                           114,915
        250,000               Foamex Cap Corp., 13.500% due 8/15/06                                   16,250
      1,090,000        BBB-   Georgia Gulf Corp., 7.625% due 11/15/05                              1,096,812
                              Huntsman International LLC:
        450,000          B       9.875% due 3/1/09                                                   477,562
        289,000          B       10.125% due 7/1/09                                                  298,754
         53,000         BB    IMC Global, Inc., Series B, 10.875% due 6/1/08                          60,155
        100,000        CCC+   Innophos, Inc., 8.875% due 8/15/14 (a)                                 102,750
        275,000          B+   ISP Holdings, Inc., Series B, 10.625% due 12/15/09                     292,188
      1,325,000          B    Lyondell Chemical Co., 10.875% due 5/1/09                            1,371,375
                              Nalco Co.:
         75,000          B-      7.750% due 11/15/11                                                  77,063
        450,000          B-      8.875% due 11/15/13                                                 464,062
        125,000         BB+   NOVA Chemicals Corp., 6.500% due 1/15/12                               122,031
        200,000          B+   PolyOne Corp., 10.625% due 5/15/10                                     207,000
                              Resolution Performance Products LLC:
        325,000          B+      8.000% due 12/15/09                                                 336,375
        325,000          B-      9.500% due 4/15/10                                                  337,188

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CHEMICALS  (CONTINUED)
                              Rhodia SA:
$       950,000        CCC+      7.625% due 6/1/10                                         $         931,000
        175,000        CCC+      8.875% due 6/1/11                                                   166,250
         50,000          B-   Rockwood Specialties Group, Inc., 7.625% due 11/15/14 (a)               62,249
                                                                                            ----------------
                              TOTAL CHEMICALS                                                      6,533,979
                                                                                            ----------------
COMMERCIAL SERVICES  -- 1.2%
        850,000          B    Alderwoods Group, Inc., 7.750% due 9/15/12                             896,750
        125,000          B-   Carriage Services, Inc., 7.875% due 1/15/15                            130,000
        295,000          B    Iron Mountain, Inc., 7.750% due 1/15/15                                300,900
         57,000          B+   United Rentals North America, Inc., 7.750% due 11/15/13                 55,290
                                                                                            ----------------
                              TOTAL COMMERCIAL SERVICES                                            1,382,940
                                                                                            ----------------
DIVERSIFIED FINANCIAL SERVICES  -- 4.3%
         50,000          B-   AAC Group Holding Corp., 0.000% / 10.250% due 10/1/12 (a) (d)           36,250
        574,000        CCC+   Alamosa Delaware, Inc., 0.000% / 12.000% due 7/31/05 (d)               638,575
        439,000          B-   BCP Crystal U.S. Holdings Corp., 9.625% due 6/15/14                    490,582
        275,000          B-   CCM Merger, Inc., 8.000% due 8/1/13 (a)                                278,781
        500,000         BB+   Ford Motor Credit Co., 7.250% due 10/25/11                             475,160
      2,500,000         BB    General Motors Acceptance Corp., 8.000% due 11/1/31                  2,188,377
        275,000          B-   Nell AF SARL, 8.375% due 8/15/15 (a)                                   270,188
        500,000        CCC+   Vanguard Health Holdings II, 9.000% due 10/1/14                        535,000
                                                                                            ----------------
                              TOTAL DIVERSIFIED FINANCIAL SERVICES                                 4,912,913
                                                                                            ----------------
ELECTRONICS  -- 1.3%
      1,150,000         BB+   L-3 Communications Corp., 6.375% due 10/15/15 (a)                    1,164,375
        150,000          B    Sanmina-SCI Corp., 6.750% due 3/1/13                                   143,250
        175,000        BBB-   Thomas & Betts Corp., 7.250% due 6/1/13                                187,141
                                                                                            ----------------
                              TOTAL ELECTRONICS                                                    1,494,766
                                                                                            ----------------
ENERGY  -- 2.3%
                              Dynegy Holdings, Inc.:
        325,000          B-      10.125% due 7/15/13 (a)                                             364,000
        400,000        CCC+      7.125% due 5/15/18                                                  372,000
        876,000          B    NRG Energy, Inc., 8.000% due 12/15/13                                  937,320
                              Reliant Energy, Inc.:
        150,000          B+      9.250% due 7/15/10                                                  163,500
        425,000          B+      9.500% due 7/15/13                                                  471,750
        300,000          B+      6.750% due 12/15/14                                                 296,250
                                                                                            ----------------
                              TOTAL ENERGY                                                         2,604,820
                                                                                            ----------------
ENTERTAINMENT  -- 3.3%
                              AMC Entertainment, Inc.:
        225,000          B-      8.040% due 11/15/05 (c)                                             227,250
        360,000        CCC+      9.500% due 2/1/11                                                   343,800
        250,000        CCC+      8.000% due 3/1/14                                                   221,250
        175,000          B-      Series B, 8.625% due 8/15/12                                        176,750
        250,000          B+   Argosy Gaming Co., 7.000% due 1/15/14                                  278,598
        325,000          B-   Cinemark, Inc., 0.000% / 9.750% due 3/15/09 (d)                        229,125
        550,000          B-   Herbst Gaming, Inc., 7.000% due 11/15/14                               552,062
        550,000          B    Isle of Capri Casinos, Inc., 7.000% due 3/1/14                         530,062
        175,000          B+   Mohegan Tribal Gaming Authority, 7.125% due 8/15/14                    182,000
        475,000          B    Penn National Gaming, Inc., 6.750% due 3/1/15                          467,875
        550,000          B-   Pinnacle Entertainment, Inc., 8.750% due 10/1/13                       569,250
                                                                                            ----------------
                              TOTAL ENTERTAINMENT                                                  3,778,022
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES + (CONTINUED)

ENVIRONMENTAL CONTROL  -- 1.0%
                              Allied Waste North America, Inc.:
$       825,000         BB-      6.500% due 11/15/10                                       $         805,406
         83,000         BB-      9.250% due 9/1/12                                                    90,263
        225,000         BB-      6.125% due 2/15/14                                                  211,500
                                                                                            ----------------
                              TOTAL ENVIRONMENTAL CONTROL                                          1,107,169
                                                                                            ----------------
FOOD  -- 1.9%
        125,000          B    Del Monte Corp., 6.750% due 2/15/15 (a)                                126,250
        425,000         BB+   Delhaize America, Inc., 9.000% due 4/15/31                             492,720
        500,000        CCC+   Doane Pet Care Co., 10.750% due 3/1/10                                 547,500
                              Dole Food Co., Inc.:
         19,000          B+      8.875% due 3/15/11                                                   19,808
        400,000          B+      8.750% due 7/15/13                                                  430,000
         50,000         BB-   Land O' Lakes, Inc., 9.000% due 12/15/10                                55,375
        475,000         BB    Smithfield Foods, Inc., 7.000% due 8/1/11                              486,875
         50,000          B+   Swift & Co., 10.125% due 10/1/09                                        54,062
                                                                                            ----------------
                              TOTAL FOOD                                                           2,212,590
                                                                                            ----------------
FOREST PRODUCTS & PAPER  -- 2.4%
                              Boise Cascade LLC:
         50,000          B+      6.474% due 10/17/05 (c)                                              49,875
        550,000          B+      7.125% due 10/15/14                                                 523,875
        575,000          B    Buckeye Technologies, Inc., 8.000% due 10/15/10                        549,125
        450,000         BB-   Norske Skog Canada 8.625% due 6/15/11                                  454,500
        750,000         BB+   Fort James Corp., 6.875% due 9/15/07                                   776,250
        300,000         BB+   Georgia-Pacific Corp., 9.375% due 2/1/13                               336,000
         50,000          B+   Neenah Paper, Inc., 7.375% due 11/15/14                                 48,375
         75,000         BB-   Norske Skog Canada Ltd., 7.375% due 3/1/14                              71,625
                                                                                            ----------------
                              TOTAL FOREST PRODUCTS & PAPER                                        2,809,625
                                                                                            ----------------
HEALTHCARE-SERVICES  -- 3.4%
        150,000          B    Community Health Systems, Inc., 6.500% due 12/15/12                    151,125
        550,000          B-   IASIS Healthcare LLC, 8.750% due 6/15/14                               573,375
        525,000          B    Radiologix, Inc., Series B, 10.500% due 12/15/08                       561,750
        425,000          B-   Select Medical Corp., 7.625% due 2/1/15                                409,062
                              Tenet Healthcare Corp.:
        275,000          B       7.375% due 2/1/13                                                   261,938
      1,650,000          B       6.875% due 11/15/31                                               1,377,750
        550,000          B+   Triad Hospitals, Inc., 7.000% due 11/15/13                             559,625
                                                                                            ----------------
                              TOTAL HEALTHCARE-SERVICES                                            3,894,625
                                                                                            ----------------
HOME BUILDERS  -- 3.1%
      1,175,000         BB+   D.R. Horton, Inc., 6.125% due 1/15/14                                1,178,255
      1,150,000         BB    K Hovnanian Enterprises, Inc., 6.375% due 12/15/14                   1,099,401
                              KB HOME:
        125,000         BB-      8.625% due 12/15/08                                                 133,493
        325,000         BB-      9.500% due 2/15/11                                                  345,614
        425,000         BB+      6.375% due 8/15/11                                                  428,131
        350,000          B    William Lyon Homes, Inc., 10.750% due 4/1/13                           378,875
                                                                                            ----------------
                              TOTAL HOME BUILDERS                                                  3,563,769
                                                                                            ----------------
HOME FURNISHINGS  -- 0.7%
        400,000          B-   Norcraft Holdings LP/Norcraft Capital Corp., 0.000% / 9.750%
                               due 9/1/12 (d)                                                        282,000
        475,000          B-   Sealy Mattress Co., 8.250% due 6/15/14                                 479,750
                                                                                            ----------------
                              TOTAL HOME FURNISHINGS                                                 761,750
                                                                                            ----------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES + (CONTINUED)

HOUSEHOLD PRODUCTS/WARES  -- 1.3%
$       125,000          B+   Church & Dwight Co., Inc., 6.000% due 12/15/12                $        122,500
        150,000        CCC-   Home Products International, Inc., 9.625% due 5/15/08                  130,500
        525,000        CCC+   Playtex Products, Inc., 9.375% due 6/1/11                              550,594
        775,000          B-   Spectrum Brands, Inc., 7.375% due 2/1/15                               701,375
                                                                                            ----------------
                              TOTAL HOUSEHOLD PRODUCTS/WARES                                       1,504,969
                                                                                            ----------------
INDUSTRIAL CONGLOMERATES  -- 0.5%
        275,000        CCC-   BGF Industries, Inc., Series B, 10.250% due 1/15/09                    279,125
        350,000          B-   Hexcel Corp., 6.750% due 2/1/15                                        348,250
                                                                                            ----------------
                              TOTAL INDUSTRIAL CONGLOMERATES                                         627,375
                                                                                            ----------------
IRON-STEEL  -- 1.0%
        300,000         BB+   IPSCO, Inc., 8.750% due 6/1/13                                         333,000
        175,000         BB    Steel Dynamics, Inc., 9.500% due 3/15/09                               186,812
        504,000         BB    United States Steel LLC, 10.750% due 8/1/08                            569,520
                                                                                            ----------------
                              TOTAL IRON-STEEL                                                     1,089,332
                                                                                            ----------------
LEISURE TIME  -- 0.2%
  250,000                B-   Equinox Holdings, Inc., 9.000% due 12/15/09                            257,813
                                                                                            ----------------
LODGING  -- 7.0%
        250,000          B+   Aztar Corp., 7.875% due 6/15/14                                        262,500
        725,000          B+   Boyd Gaming Corp., 6.750% due 4/15/14                                  731,344
        600,000          B-   Gaylord Entertainment Co., 6.750% due 11/15/14                         583,500
        550,000         BB+   Harrah's Operating Co., Inc., 7.875% due 12/15/05                      554,812
         71,000          B+   HMH Properties, Inc., Series B, 7.875% due 8/1/08                       72,243
        650,000         BB+   ITT Corp., 6.750% due 11/15/05                                         654,062
             12          B    John Q. Hammons Hotels, Inc., Series B, 8.875% due 5/15/12                  13
        450,000          B    Kerzner International, Ltd., 6.750% due 10/1/15 (a)                    438,188
        550,000          B    Las Vegas Sands Corp, 6.375% due 2/15/15                               533,500
         53,000          B+   Mandalay Resort Group, 9.375% due 2/15/10                               58,698
                              MGM MIRAGE, Inc.:
        375,000          B+      8.375% due 2/1/11                                                   405,000
        750,000         BB       6.750% due 9/1/12                                                   765,937
                              Park Place Entertainment Corp.:
        800,000         BB+      7.875% due 3/15/10                                                  874,000
        325,000         BB+      Series A, 7.875% due 12/15/05                                       327,844
                              Station Casinos, Inc.:
        850,000         BB-      6.000% due 4/1/12                                                   853,187
        175,000          B+      6.500% due 2/1/14                                                   175,875
        800,000          B+   Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First
                               Mortgage, 6.625% due 12/1/14                                          769,000
                                                                                            ----------------
                              TOTAL LODGING                                                        8,059,703
                                                                                            ----------------
MACHINERY-CONSTRUCTION & MINING  -- 0.5%
        582,012          B    Terex Corp., 7.375% due 1/15/14                                        590,742
                                                                                            ----------------
MACHINERY-DIVERSIFIED  -- 0.5%
        375,000         BB-   Case New Holland, Inc., 9.250% due 8/1/11                              398,438
        198,000          B-   Dresser-Rand Group, Inc., 7.375% due 11/1/14 (a)                       206,415
                                                                                            ----------------
                              TOTAL MACHINERY-DIVERSIFIED                                            604,853
                                                                                            ----------------
MEDIA  -- 9.2%
        200,000        BBB-   AMFM, Inc., 8.000% due 11/1/08                                         215,500
                              CCO Holdings LLC/CCO Holdings Capital Corp.:
        300,000        CCC-      7.995% due 12/15/05 (c)                                             297,750
      1,000,000        CCC-      8.750% due 11/15/13 (a)                                             992,500

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
MEDIA  (CONTINUED)

$        75,000        CCC-      8.750% due 11/15/13                                       $          74,438
        500,000        CCC-   Charter Communications Holdings LLC, 0.000% / 9.920% due
                               4/1/11 (d)                                                            363,750
        300,000          B-   Charter Communications Holdings LLC/Charter Communications
                               Holdings Capital Corp., 8.375% due 4/30/14 (a)                        303,000
      1,200,000         BB-   CSC Holdings, Inc., Series B, 7.625% due 4/1/11                      1,185,000
                              Dex Media, Inc.:
        575,000          B       0.000% / 9.000%  due 11/15/08 (d)                                   455,687
        625,000          B       8.000% due 11/15/13                                                 645,312
                              DirecTV Holdings LLC/DirectTV Financing Co.:
         81,000         BB-      8.375% due 3/15/13                                                   88,796
      1,050,000         BB-      6.375% due 6/15/15 (a)                                            1,047,375
                              Houghton Mifflin Co.:
        175,000          B-      8.250% due 2/1/11                                                   181,563
      1,125,000         BB-      7.200% due 3/15/11                                                1,168,594
        275,000          B-   LIN Television Corp., 6.500% due 5/15/13 (a)                           261,938
        200,000          B-   LodgeNet Entertainment Corp., 9.500% due 6/15/13                       220,000
      1,025,000          B    Mediacom LLC/Mediacom Capital Corp., 9.500% due 1/15/13              1,022,437
        550,000          B    PRIMEDIA, Inc., 8.875% due 5/15/11                                     578,875
         75,000         BB+   Rogers Cable, Inc., 6.750% due 3/15/15                                  75,563
        375,000         BB+   Shaw Communications, Inc., 7.250% due 4/6/11                           397,969
      1,000,000          B    Sinclair Broadcast Group, Inc., 8.000% due 3/15/12                   1,028,750
                                                                                            ----------------
                              TOTAL MEDIA                                                         10,604,797
                                                                                            ----------------
METAL FABRICATE/HARDWARE  -- 0.5%
        525,000          B    Novelis, Inc., 7.250% due 2/15/15 (a)                                  498,750
        100,000        CCC+   Wolverine Tube, Inc., 10.500% due 4/1/09                                95,250
                                                                                            ----------------
                                                                                                     594,000
                                                                                            ----------------
MINING  -- 0.7%
        775,000          B-   USEC, Inc., 6.625% due 1/20/06                                         775,000
                                                                                            ----------------
OFFICE/BUSINESS EQUIPMENT  -- 0.2%
        200,000         BB    IKON Office Solutions, Inc., 7.750% due 9/15/15 (a)                    197,500
                                                                                            ----------------
OIL & GAS  -- 3.2%
      1,150,000         BB    Chesapeake Energy Corp, 6.250% due 1/15/18                           1,132,750
         62,930          B-   El Paso CGP Co., 6.700% due 2/15/27                                     63,536
        650,000          B    El Paso Production Holding Co., 7.750% due 6/1/13                      682,500
        150,000         BB-   Forest Oil Corp., 8.000% due 12/15/11                                  166,500
        550,000         BB+   Kerr-McGee Corp., 7.000% due 11/1/11                                   552,750
        225,000         BB-   Newfield Exploration Co., 6.625% due 9/1/14                            235,125
        325,000          B+   Pogo Producing Co., Series B, 8.250% due 4/15/11                       342,875
        125,000         BB-   Pride International, Inc., 7.375% due 7/15/14                          136,406
                              Tesoro Corp.:
        125,000        BBB-      8.000% due 4/15/08                                                  130,938
        225,000         BB-      9.625% due 4/1/12                                                   248,906
                                                                                            ----------------
                              TOTAL OIL & GAS                                                      3,692,286
                                                                                            ----------------
OIL & GAS SERVICES  -- 0.4%
                              Key Energy Services, Inc.:
        100,000          B-      6.375% due 5/1/13                                                   100,000
        300,000          B-      Series C, 8.375% due 3/1/08                                         310,125
                                                                                            ----------------
                              TOTAL OIL & GAS SERVICES                                               410,125
                                                                                            ----------------
PACKAGING & CONTAINERS  -- 3.1%
        850,000          B    Crown Cork & Seal Co., Inc., 7.375% due 12/15/26                       811,750
         75,000          B    Crown Cork & Seal Finance PLC, 7.000% due 12/15/06                      77,250

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
PACKAGING & CONTAINERS  (CONTINUED)

$       150,000          B    Crown European Holdings SA, 10.875% due 3/1/13                $        174,750
        525,000          B-   Graphic Packaging International Corp., 9.500% due 8/15/13              496,125
        350,000          B    Jefferson Smurfit Corp., 8.250% due 10/1/12                            330,750
                              Owens-Brockway Glass Container, Inc.:
        575,000         BB-      8.875% due 2/15/09                                                  606,625
        300,000         BB-      7.750% due 5/15/11                                                  313,500
        225,000          B       6.750% due 12/1/14                                                  218,250
        225,000          B    Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/1/12           214,875
        400,000          B-   Solo Cup Co., 8.500% due 2/15/14                                       356,000
                                                                                            ----------------
                              TOTAL PACKAGING & CONTAINERS                                         3,599,875
                                                                                            ----------------
PHARMACEUTICALS  -- 0.6%
             12         BB+   AmerisourceBergen Corp, 7.250% due 11/15/12                                 14
        575,000         BB-   Valeant Pharmaceuticals International, 7.000% due 12/15/11             569,250
        175,000        CCC+   Warner Chilcott Corp., 8.750% due 2/1/15 (a)                           168,875
                                                                                            ----------------
                              TOTAL PHARMACEUTICALS                                                  738,139
                                                                                            ----------------
PIPELINES  -- 1.9%
        275,000          B-   Sonat, Inc., 6.625% due 2/1/08                                         275,000
        575,000          B    Southern Natural Gas Co., 7.350% due 2/15/31                           589,885
        375,000          B+   Transcontinental Gas Pipe Line Corp., Series B, 8.875% due
                               7/15/12                                                               439,219
        850,000          B+   Williams Cos., Inc., 7.125% due 9/1/11                                 894,625
                                                                                            ----------------
                              TOTAL PIPELINES                                                      2,198,729
                                                                                            ----------------
REAL ESTATE INVESTMENT TRUST  -- 1.2%
        200,000          B-   Felcor Lodging LP, 9.000% due 6/1/11                                   218,500
                              Host Marriott LP:
        100,000          B+      7.125% due 11/1/13                                                  102,625
        100,000          B+      Series M, 7.000% due 8/15/12                                        101,875
         75,000         BB-   La Quinta Properties, Inc., 7.000% due 8/15/12                          77,438
                              MeriStar Hospitality Corp.:
        125,000        CCC+      9.000% due 1/15/08                                                  130,781
        725,000        CCC+      9.125% due 1/15/11                                                  772,125
                                                                                            ----------------
                              TOTAL REAL ESTATE INVESTMENT TRUST                                   1,403,344
                                                                                            ----------------
RETAIL  -- 2.7%
        550,000          B-   Carrols Corp., 9.000% due 1/15/13 (a)                                  561,000
        499,998        CCC+   Denny's Corp., 1.000%  due 9/21/10                                     510,156
        325,000          B-   Friendly Ice Cream Corp., 8.375% due 6/15/12                           308,750
        380,000         BB+   J.C. Penney Co., Inc., 8.125% due 4/1/27                               402,325
                              Jean Coutu Group (PJC) Inc.:
        100,000          B-      7.625% due 8/1/12                                                   102,250
        450,000          B-      8.500% due 8/1/14                                                   450,000
        200,000          B-   Neiman Marcus Group, Inc., 10.375% due 10/15/15 (a)                    200,000
                              Rite Aid Corp.:
        200,000          B-      6.125% due 12/15/08 (a)                                             191,000
        250,000          B+      8.125% due 5/1/10                                                   256,250
         75,000          B+      7.500% due 1/15/15                                                   72,000
                                                                                            ----------------
                              TOTAL RETAIL                                                         3,053,731
                                                                                            ----------------
SEMICONDUCTORS  -- 0.8%
                              Amkor Technologies, Inc.:
        500,000          B-      7.125% due 3/15/11                                                  433,750
        157,000          B-      7.750% due 5/15/13                                                  135,020
        375,000         BB+   Freescale Semiconductor, Inc., 6.349% due 10/15/05 (c)                 387,187
                                                                                            ----------------
                              TOTAL SEMICONDUCTORS                                                   955,957
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES + (CONTINUED)

TELECOMMUNICATIONS  -- 12.7%
$       300,000         BB-   American Tower Escrow Corp., 0.000% due 8/1/08 (h)            $        232,500
        402,000         BB+   AT&T Corp., 9.050% due 11/15/11                                        454,763
         73,894        CCC+   Calpoint Receivable Structured Trust, 7.440% due 12/10/06 (a)
                               (e)                                                                    74,263
        700,000        CCC    Centennial Communications Corp./Cellular Operating Co. LLC,
                                 10.125% due 6/15/13                                                 791,000
                              Cincinnati Bell, Inc.:
      1,025,000          B-      8.375% due 1/15/14                                                1,014,750
        650,000          B-      7.000% due 2/15/15                                                  630,500
        500,000         BB+   Citizens Communications Co., 6.250% due 1/15/13                        482,500
        275,000          B-   Dobson Cellular Systems, Inc., 8.375% due 11/1/11                      290,813
        100,000          B    Inmarsat Finance II PLC, 0.000% / 10.375% due 11/15/08 (d)              82,500
        725,000          B    Insight Midwest LP/Insight Capital, Inc., 9.750% due 10/1/09           744,812
                              Intelsat Bermuda Ltd.:
        175,000          B+      8.695% due 1/17/06 (a) (c)                                          178,938
        675,000          B+      8.250% due 1/15/13 (a)                                              682,594
                              IWO Holdings, Inc.:
        100,000        CCC+      7.349% due 1/16/06 (c)                                              104,500
        400,000         BB+      0.000% / 10.750% due 1/15/10 (d)                                    283,000
      1,325,000          B    Lucent Technologies, Inc., 6.450% due 3/15/29                        1,166,000
                              MCI, Inc.:
        951,000          B+      6.908% due 5/1/07 (c)                                               960,510
        176,000          B+      7.688% due 5/1/09 (c)                                               183,040
        225,000          B+      8.735% due 5/1/14 (c)                                               251,438
                              Nextel Communications, Inc.:
        950,000          A-      Series D, 7.375% due 8/1/15                                       1,017,884
        650,000          A-      Series F, 5.950% due 3/15/14                                        666,268
        175,000          B-   NTL Cable PLC, 8.750% due 4/15/14                                      221,566
        175,000          B+   PanAmSat Corp., 9.000% due 8/15/14                                     185,500
        550,000         BB    Qwest Corp., 7.875% due 9/1/11                                         576,125
                              Qwest Services Corp.:
        150,000          B       13.500% due 12/15/10                                                172,500
      1,225,000          B       14.000% due 12/15/14                                              1,491,437
                              Rogers Wireless Communications, Inc.:
        475,000         BB       7.250% due 12/15/12                                                 504,687
        450,000          B+      8.000% due 12/15/12                                                 477,562
        700,000          B-   Rural Cellular Corp., 8.250% due 3/15/12                               738,500
                                                                                            ----------------
                              TOTAL TELECOMMUNICATIONS                                            14,660,450
                                                                                            ----------------
TEXTILES  -- 0.7%
        500,000          B-   Collins & Aikman, Inc., Series B, 9.750% due 2/15/10                   485,000
                              Simmons Co.:
        175,000          B-      10.000% / 0.000% due 12/15/09 (a) (d)                                93,625
        250,000          B-      7.875% due 1/15/14                                                  231,250
                                                                                            ----------------
                              TOTAL TEXTILES                                                         809,875
                                                                                            ----------------
TRANSPORTATION  -- 0  .2%
  200,000                B    CHC Helicopter Corp., 7.375% due 5/1/14                                206,000
                                                                                            ----------------
UTILITIES  -- 0.3%

        375,000          B    Calpine Generating Co. LLC, Series 1, 7.443% due 10/1/05 (c)           382,500
                                                                                            ----------------
                              TOTAL CORPORATE BONDS & NOTES(Cost -- $97,317,375)                  98,756,427
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITY -- 3.7%

DIVERSIFIED FINANCIAL SERVICES  -- 3.7%
$     4,218,904               Targeted Return Index Securities Trust, Series HY-2005,
                               7.651% due 6/15/15 (a) (c)
                               (Cost -- $4,455,545)                                         $      4,305,185
                                                                                            ----------------

     SHARES                   SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.8%
CONSUMER DISCRETIONARY  -- 0.0%
MEDIA  -- 0.0%

          1,057               Classic Holdco LLC* (f) (g)                                             34,549
                                                                                            ----------------
INDUSTRIALS  -- 0.0%
AIR FREIGHT & LOGISTICS  -- 0.0%
             41               Atlas Air Worldwide Holdings, Inc.*                                      1,312
                                                                                            ----------------
TELECOMMUNICATION SERVICES  -- 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.2%
            957               iPCS, Inc.*                                                             39,811
          5,159               MCI, Inc.                                                              130,884
                                                                                            ----------------
                                                                                                     170,695
                                                                                            ----------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.1%
         19,195               Dobson Communications Corp., Class A Shares*                           147,418
                                                                                            ----------------
                              TOTAL TELECOMMUNICATION SERVICES                                       318,113
                                                                                            ----------------
UTILITIES  -- 0.5%
ELECTRIC UTILITIES  -- 0.5%
         17,382               NorthWestern Corp.                                                     524,762
                                                                                            ----------------
                              TOTAL COMMON STOCKS(Cost -- $986,139)                                  878,736
                                                                                            ----------------
CONVERTIBLE PREFERRED STOCKS -- 0.3%
CONSUMER DISCRETIONARY  -- 0.0%
AUTO COMPONENTS  -- 0.0%
             40               HLI Operating Co., Inc., Series A*                                       1,620
                                                                                            ----------------
TELECOMMUNICATION SERVICES  -- 0.3%
WIRELESS TELECOMMUNICATION SERVICES  -- 0.3%
            284               Alamosa Holdings, Inc., Series B                                       362,277
                                                                                            ----------------
                              TOTAL CONVERTIBLE PREFERRED STOCKS(Cost -- $94,181)                    363,897
                                                                                            ----------------
WARRANTS(F) -- 0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.0%
            275               Horizon PCS, Inc., Expires 10/1/10* (a) (f)                                  0
                                                                                            ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 0.0%
          9,411               Viasystems Group, Inc., Expires 1/31/10* (f)                                 0
                                                                                            ----------------
                              TOTAL WARRANTS(Cost -- $147,600)                                             0
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

                              TOTAL INVESTMENTS BEFORE SHORT - TERM
                               INVESTMENTS(Cost -- $103,000,912)                                 104,304,245

      PAR
     AMOUNT                                              SECURITY                                  VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.4%

REPURCHASE AGREEMENT  -- 7.4%
    $ 8,528,000               State Street Bank & Trust Co., dated 9/30/05, 2.450% due
                               10/3/05; Proceeds due at maturity - $8,529,741; (Fully
                               collateralized by U.S. Treasury Bond 5.250% due 2/15/29;
                               Market value - $8,698,725
                               (Cost -- $8,528,000)                                         $      8,528,000
                                                                                            ----------------
                              TOTAL INVESTMENTS -- 98.0% (Cost -- $111,528,912#)                 112,832,245
                                                                                            ----------------
                              OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%                        2,291,535
                                                                                            ----------------
                              TOTAL NET ASSETS -- 100.0%                                    $    115,123,780
                                                                                            ================

+    Face amount denominated in U.S. dollars, unless otherwise indicated.
*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)  Security is currently in default.
(c) Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity.
(e)  Rating by Fitch Rating Service
(f)  Illiquid Security.
(g) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h)  Zero Coupon Bond.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.


--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

                        Notes to Schedule of Investments

At September 30, 2005, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio was as follows:

                                                                           GROSS           GROSS       NET UNREALIZED
                                                    FEDERAL INCOME      UNREALIZED      UNREALIZED      APPRECIATION/
PORTFOLIO                                              TAX COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
---------                                          ---------------    --------------  ---------------  --------------
High Yield Bond Trust                                  111,528,912        3,611,929        2,308,596        1,303,333

As of September 30, 2005, the market value of 144A securities for the portfolio was as follows:

                                                                      % OF TOTAL
PORTFOLIO                                      MARKET VALUE           NET ASSETS
---------                                      ------------           ----------
High Yield Bond Trust                            13,848,077                12.03

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Effective July 1, 2005, certain changes were made to the registrant's internal control over financial reporting in connection with the acquisition of the registrant's investment adviser by MetLife, Inc. Prior to July 1, 2005, Travelers Life & Annuity legal and Citigroup Asset Management finance departments were directly responsible for registrant's internal control over financial reporting, including those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the registrant; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the registrant are being made only in accordance with authorizations of management and directors of the registrant; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the registrant's assets that could have a material effect on the financial statements. Beginning July 1, 2005, the responsibilities for the registrant's internal control of financial reporting, including those policies and procedures discussed above, were delegated to the sub-administrator to the registrant, subject to the supervision and oversight of the registrant, including its principal executive and principal financial officers, other officers of the registrant, and officers and employees of the registrant's adviser.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Yield Bond Trust


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: January 9, 2006


By: /s/ Peter Duffy
    -------------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: January 9, 2006